Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income tax
The movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$'m	$'m	$'m
At January 1, 2018	428	(790)	(362)
Credited to the income statement (Note 6)	49	17	66
(Charged)/credited to the income statement (Discontinued operation)	(13)	12	(1)
Credited/(charged) to other comprehensive income	7	(3)	4
Reclassification	(36)	36	—
Exchange	(3)	7	4
At December 31, 2018	432	(721)	(289)
IFRS 16	14	(1)	13
Credited to the income statement (Note 6)	17	16	33
Charged to the income statement (Discontinued operation)	(12)	(1)	(13)
Credited to other comprehensive income	30	3	33
Exchange	1	3	4
Disposal of Food & Specialty	(76)	155	79
At December 31, 2019	406	(546)	(140)

The components of deferred income tax assets and liabilities

	At December 31,
	2019	2018
	$'m	$'m
Tax losses	40	49
Employee benefit obligations	142	179
Depreciation timing differences	84	83
Provisions	74	69
Other	66	52
	406	432
Available for offset	(202)	(178)
Deferred tax assets	204	254
Intangible assets	(295)	(344)
Accelerated depreciation and other fair value adjustments	(206)	(343)
Other	(45)	(34)
	(546)	(721)
Available for offset	202	178
Deferred tax liabilities	(344)	(543)

The tax credit recognized in the consolidated income statement

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Tax losses	(4)	18	(2)
Employee benefit obligations	(11)	3	(21)
Depreciation timing differences	21	4	(6)
Provisions	(2)	(1)	(26)
Other deferred tax assets	1	12	(12)
Intangible assets	19	52	155
Accelerated depreciation and other fair value adjustments	(12)	(20)	29
Other deferred tax liabilities	8	(3)	23
	20	65	140